DERIVATIVE FINANCIAL INSTRUMENTS (Tables)	6 Months Ended
Jun. 30, 2019
DERIVATIVE FINANCIAL INSTRUMENTS
Schedule of derivative financial instruments

	30 June 2019	31 December 2018
	US$’000	US$’000
FINANCIAL ASSETS:
Current
Derivative financial instruments — commodity contracts	4,123	24,315
Non-current
Derivative financial instruments — commodity contracts	2,033	8,003
Total financial assets	6,156	32,318

FINANCIAL LIABILITIES:
Current
Derivative financial instruments — commodity contracts	389	225
Derivative financial instruments — interest rate swaps	1,829	211
Non-current
Derivative financial instruments — commodity contracts	912	651
Derivative financial instruments — interest rate swaps	4,376	1,927
Total financial liabilities	7,506	3,014